Net Income (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth a reconciliation of the numerator and denominator used to compute basic and diluted earnings per share of common stock (in thousands, except for share and per share data).

	For the Three Months Ended March 31,
	2022	2021
Numerator
Net income (loss)	$11,975	$(5,084)
Denominator
Weighted average shares of common stock—basic	603,104,839	505,072,914
Dilutive effect of stock-based awards	37,923,571	—

Weighted average shares of common stock—diluted	641,028,410	505,072,914
Net income (loss) per share:
Basic	$0.02	$(0.01)
Diluted	$0.02	$(0.01)

The following table sets forth a reconciliation of the numerator and denominator used to compute basic earnings per share of common stock (in thousands, except for share and per share data).

	Year Ended December 31,
	2021	2020	2019
Numerator
Net loss	$(248,919)	$(16,876)	$(210,340)
Denominator
Weighted average shares of common stock—basic and diluted	543,558,222	504,115,839	503,453,127
Net loss per share - basic and diluted	$(0.46)	$(0.03)	$(0.42)